Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Brazil - 0.8%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	4,367,300	$9,360,731
China - 4.6%
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,564,000	8,007,305
Tencent Holdings Ltd. (Media & Entertainment)†	265,500	10,444,178
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	979,901	13,608,035
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,185,500	20,911,096
		52,970,614
Denmark - 0.9%
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	30,747	10,948,030
France - 6.4%
Kering SA (Consumer Durables & Apparel)†	21,454	12,309,639
L'Oreal SA (Household & Personal Products)†	68,836	26,000,732
Schneider Electric SE (Capital Goods)†	256,992	35,645,646
		73,956,017
Germany - 0.4%
HelloFresh SE (Food & Staples Retailing)*†	163,320	4,479,952
Hong Kong - 1.2%
AIA Group Ltd. (Insurance)†	1,342,405	13,548,634
India - 1.9%
HDFC Bank Ltd. - ADR (Banks)	353,476	22,198,293
Indonesia - 1.5%
Bank Central Asia Tbk PT (Banks)†	34,049,870	16,958,530
Japan - 2.3%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	284,800	8,016,902
Keyence Corp. (Technology Hardware & Equipment)†	27,700	10,992,617
MISUMI Group Inc. (Capital Goods)†	300,800	7,510,321
		26,519,840
Netherlands - 3.0%
Adyen NV (Software & Services)*^†	9,902	17,861,386
	Shares	Value
COMMON STOCKS - 95.9% (continued)
Netherlands - 3.0% (continued)
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	28,772	$16,527,788
		34,389,174
Poland - 0.5%
CD Projekt SA (Media & Entertainment)†	304,927	5,985,712
Sweden - 4.0%
Atlas Copco AB, Class A (Capital Goods)†	971,990	11,362,731
Epiroc AB, Class A (Capital Goods)†	674,012	11,990,180
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,953,963	23,107,426
		46,460,337
Switzerland - 3.1%
Alcon Inc. (Health Care Equipment & Services)	215,935	16,862,364
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	32,398	10,758,751
VAT Group AG (Capital Goods)^†	30,921	8,990,268
		36,611,383
Taiwan - 1.0%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	138,370	12,242,977
United Kingdom - 2.3%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	939,418	13,986,748
Spirax-Sarco Engineering plc (Capital Goods)†	84,251	12,302,050
		26,288,798
United States - 62.0%
Accenture plc, Class A (Software & Services)	71,988	22,047,045
Adobe Inc. (Software & Services)*	37,724	15,471,367
Align Technology Inc. (Health Care Equipment & Services)*	41,786	11,740,612
Alphabet Inc., Class A (Media & Entertainment)*	370,093	43,049,218
Amazon.com Inc. (Retailing)*	220,225	29,719,364
AMETEK Inc. (Capital Goods)	155,674	19,225,739
Apple Inc. (Technology Hardware & Equipment)	110,513	17,959,468

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
United States - 62.0% (continued)
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	136,397	$14,455,354
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	24,940	13,354,871
CME Group Inc. (Diversified Financials)	75,935	15,147,514
CoStar Group Inc. (Commercial & Professional Services)*	175,780	12,759,870
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	57,030	16,622,534
Deere & Co. (Capital Goods)	87,718	30,103,063
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	149,753	15,056,167
Etsy Inc. (Retailing)*	76,364	7,920,474
First Republic Bank (Banks)	238,473	38,801,942
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	80,311	17,401,787
Intuitive Surgical Inc. (Health Care Equipment & Services)*	48,821	11,237,130
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	56,000	13,455,120
Lululemon Athletica Inc. (Consumer Durables & Apparel)*	40,613	12,610,743
MercadoLibre Inc. (Retailing)*	13,557	11,031,466
Meta Platforms Inc., Class A (Media & Entertainment)*	133,222	21,195,620
Microsoft Corp. (Software & Services)	115,604	32,454,667
Netflix Inc. (Media & Entertainment)*	28,200	6,342,180
NIKE Inc., Class B (Consumer Durables & Apparel)	198,374	22,797,140
NVIDIA Corp. (Semiconductors & Semiconductor Equipment)	51,424	9,340,141
PayPal Holdings Inc. (Software & Services)*	93,953	8,129,753
Pinterest Inc., Class A (Media & Entertainment)*	519,246	10,114,912
Rockwell Automation Inc. (Capital Goods)	68,327	17,442,517
Salesforce Inc. (Software & Services)*	60,433	11,120,881
Schlumberger NV (Energy)	372,867	13,807,265
SVB Financial Group (Banks)*	72,303	29,177,876
Synopsys Inc. (Software & Services)*	68,527	25,183,672
	Shares	Value
COMMON STOCKS - 95.9% (continued)
United States - 62.0% (continued)
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	39,183	$23,447,499
Trade Desk Inc., Class A (Software & Services)*	197,059	8,867,655
Tradeweb Markets Inc., Class A (Diversified Financials)	200,376	14,130,516
UnitedHealth Group Inc. (Health Care Equipment & Services)	52,225	28,323,706
Verisk Analytics Inc. (Commercial & Professional Services)	61,463	11,693,336
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	134,623	37,749,635
		720,489,819
Total Common Stocks (Cost $928,818,626)		$1,113,408,841
SHORT TERM INVESTMENTS - 3.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	45,034,012	45,034,012
Total Short Term Investments (Cost $45,034,012)		$45,034,012
Total Investments — 99.8%
(Cost $973,852,638)		$1,158,442,853
Other Assets Less Liabilities - 0.2%		2,653,755
Net Assets — 100.0%		$1,161,096,608

Summary of Abbreviations
ADR	American Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.1% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Harding, Loevner Funds, Inc.

Global Equity Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

Industry	Percentage of Net Assets
Banks	9.2%
Capital Goods	13.5
Commercial & Professional Services	2.1
Consumer Durables & Apparel	4.2
Diversified Financials	3.3
Energy	1.2
Food & Staples Retailing	0.4
Health Care Equipment & Services	7.1
Household & Personal Products	2.2
Insurance	1.2
Media & Entertainment	8.3
Pharmaceuticals, Biotechnology & Life Sciences	16.1
Real Estate	0.7
Retailing	4.2
Semiconductors & Semiconductor Equipment	5.5
Software & Services	12.3
Technology Hardware & Equipment	4.4
Money Market Fund	3.9
Total Investments	99.8
Other Assets Less Liabilities	0.2
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.9%
Australia - 3.0%
BHP Group Ltd. - Sponsored ADR (Materials)	8,070,466	$444,198,449
Woodside Energy Group Ltd. - ADR (Energy)	2,916,596	66,235,895
		510,434,344
Brazil - 2.1%
Ambev SA - ADR (Food Beverage & Tobacco)	73,284,204	206,661,455
XP Inc., Class A (Diversified Financials)*	7,032,267	148,380,834
		355,042,289
Canada - 4.0%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	5,475,000	244,601,734
Canadian National Railway Co. (Transportation)	1,759,206	222,856,216
Manulife Financial Corp. (Insurance)	11,398,000	208,636,226
		676,094,176
China - 9.8%
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	230,632,000	253,813,352
ENN Energy Holdings Ltd. (Utilities)†	17,227,300	281,998,677
Haier Smart Home Co., Ltd., Class A (Consumer Durables & Apparel)†	70,928,388	260,819,117
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	24,638,500	145,567,202
Tencent Holdings Ltd. (Media & Entertainment)†	10,634,000	418,317,865
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	59,725,737	288,362,345
		1,648,878,558
Denmark - 1.0%
Novozymes A/S, Class B (Materials)†	2,730,971	174,328,582
France - 9.9%
Air Liquide SA (Materials)†	1,222,521	168,489,560
Dassault Systemes SE (Software & Services)†	5,624,120	241,115,428
Kering SA (Consumer Durables & Apparel)†	369,948	212,264,675
L'Oreal SA (Household & Personal Products)†	1,571,627	593,634,906
Schneider Electric SE (Capital Goods)†	3,220,761	446,730,272
		1,662,234,841
Germany - 7.2%
Allianz SE, Reg S (Insurance)†	1,936,365	351,160,618
	Shares	Value
COMMON STOCKS - 96.9% (continued)
Germany - 7.2% (continued)
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	15,207,594	$413,034,730
SAP SE - Sponsored ADR (Software & Services)	2,109,615	196,637,214
Symrise AG (Materials)†	2,179,957	253,082,642
		1,213,915,204
Hong Kong - 3.0%
AIA Group Ltd. (Insurance)†	49,822,374	502,847,569
India - 3.5%
HDFC Bank Ltd. - ADR (Banks)	3,489,755	219,156,614
ICICI Bank Ltd. - Sponsored ADR (Banks)	17,612,256	365,982,680
		585,139,294
Indonesia - 1.6%
Telkom Indonesia Persero Tbk PT (Telecommunication Services)†	909,694,100	259,922,334
Japan - 13.2%
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	7,831,400	220,447,925
Daifuku Co., Ltd. (Capital Goods)†	2,898,400	185,495,612
FANUC Corp. (Capital Goods)†	790,000	136,490,138
Keyence Corp. (Technology Hardware & Equipment)†	515,234	204,468,224
Komatsu Ltd. (Capital Goods)†	9,612,800	219,639,343
Kubota Corp. (Capital Goods)†	15,152,200	251,420,344
Nitori Holdings Co., Ltd. (Retailing)†	1,527,300	161,207,894
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,552,700	233,404,454
Shiseido Co., Ltd. (Household & Personal Products)†	4,038,200	166,237,506
Sysmex Corp. (Health Care Equipment & Services)†	2,774,607	194,868,721
Unicharm Corp. (Household & Personal Products)†	6,676,000	242,737,663
		2,216,417,824
Mexico - 1.5%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	4,054,447	251,294,625
Netherlands - 2.1%
Adyen NV (Software & Services)*^†	196,046	353,630,921
Russia - 0.0%
LUKOIL PJSC (Energy)‡	4,279,605	—

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.9% (continued)
Russia - 0.0% (continued)
Yandex NV, Class A (Media & Entertainment)*‡	2,609,766	$—
		—
Singapore - 2.9%
DBS Group Holdings Ltd. (Banks)†	21,192,580	484,052,783
South Korea - 3.5%
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	494,349	578,962,705
Spain - 1.2%
Banco Bilbao Vizcaya Argentaria SA (Banks)†	45,890,474	208,833,558
Sweden - 8.6%
Alfa Laval AB (Capital Goods)†	8,779,749	263,874,104
Atlas Copco AB, Class A (Capital Goods)†	46,475,356	543,304,923
Epiroc AB, Class A (Capital Goods)†	13,488,118	239,943,750
Skandinaviska Enskilda Banken AB, Class A (Banks)†	37,149,152	404,308,908
		1,451,431,685
Switzerland - 9.9%
Alcon Inc. (Health Care Equipment & Services)	3,833,650	299,369,728
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	614,843	374,710,807
Nestle SA - Sponsored ADR (Food Beverage & Tobacco)	1,966,325	241,582,690
Roche Holding AG, Genusschein (Pharmaceuticals, Biotechnology & Life Sciences)†	1,514,311	502,873,500
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	665,646	240,068,090
		1,658,604,815
Taiwan - 2.4%
Taiwan Semiconductor Manufacturing Co., Ltd. - Sponsored ADR (Semiconductors & Semiconductor Equipment)	4,550,099	402,592,760
United Kingdom - 5.2%
Rio Tinto plc (Materials)†	5,366,199	322,985,084
Shell plc (Energy)†	12,384,136	330,901,126
Standard Chartered plc (Banks)†	32,766,442	226,092,341
		879,978,551
	Shares	Value
COMMON STOCKS - 96.9% (continued)
United States - 1.3%
Linde plc (Materials)†	721,008	$217,624,852
Total Common Stocks (Cost $13,045,922,569)		$16,292,262,270
SHORT TERM INVESTMENTS - 3.0%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	500,307,785	500,307,785
Total Short Term Investments (Cost $500,307,785)		$500,307,785
Total Investments — 99.9%
(Cost $13,546,230,354)		$16,792,570,055
Other Assets Less Liabilities - 0.1%		23,887,064
Net Assets — 100.0%		$16,816,457,119

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.1% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.

Harding, Loevner Funds, Inc.

International Equity Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

Industry	Percentage of Net Assets
Banks	11.3%
Capital Goods	15.3
Consumer Durables & Apparel	2.8
Diversified Financials	0.9
Energy	2.4
Food & Staples Retailing	1.5
Food Beverage & Tobacco	4.2
Health Care Equipment & Services	4.4
Household & Personal Products	5.9
Insurance	7.2
Materials	9.3
Media & Entertainment	2.5
Pharmaceuticals, Biotechnology & Life Sciences	9.4
Retailing	1.0
Semiconductors & Semiconductor Equipment	4.8
Software & Services	4.7
Technology Hardware & Equipment	4.7
Telecommunication Services	1.6
Transportation	1.3
Utilities	1.7
Money Market Fund	3.0
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.6%
Bangladesh - 1.0%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	2,235,405	$4,929,838
Brazil - 2.2%
Localiza Rent a Car SA (Transportation)	985,300	10,970,629
Canada - 2.1%
Kinaxis Inc. (Software & Services)*	89,100	10,651,226
China - 4.2%
Haitian International Holdings Ltd. (Capital Goods)†	3,484,000	8,382,435
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	1,416,881	4,574,897
TravelSky Technology Ltd., Class H (Software & Services)†	2,350,000	3,908,585
Yantai China Pet Foods Co., Ltd., Class A (Food Beverage & Tobacco)†	1,138,049	4,260,104
		21,126,021
Denmark - 0.5%
SimCorp A/S (Software & Services)†	31,516	2,348,065
Egypt - 1.5%
Edita Food Industries SAE (Food Beverage & Tobacco)†	11,105,195	4,744,681
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	3,647,335	3,010,295
		7,754,976
Finland - 2.2%
Vaisala OYJ, Class A (Technology Hardware & Equipment)†	247,678	11,406,970
France - 4.8%
Alten SA (Software & Services)†	100,471	13,632,596
Rubis SCA (Utilities)†	443,620	10,855,970
		24,488,566
Germany - 8.4%
Bechtle AG (Software & Services)†	197,682	9,088,986
FUCHS PETROLUB SE (Materials)†	294,010	7,502,172
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	100,325	6,119,688
Pfeiffer Vacuum Technology AG (Capital Goods)†	25,558	4,031,429
Scout24 SE (Media & Entertainment)^†	50,067	2,851,762
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Germany - 8.4% (continued)
STRATEC SE (Health Care Equipment & Services)†	93,592	$8,602,243
TeamViewer AG (Software & Services)*^†	421,605	4,350,975
		42,547,255
Hong Kong - 0.4%
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	279,400	2,231,518
India - 2.4%
Max Financial Services Ltd. (Insurance)*†	744,126	8,091,846
SH Kelkar & Co., Ltd. (Materials)^†	2,197,014	3,870,763
		11,962,609
Indonesia - 3.3%
Prodia Widyahusada Tbk PT (Health Care Equipment & Services)†	7,957,100	3,487,130
Sarana Menara Nusantara Tbk PT (Telecommunication Services)†	123,300,800	9,781,270
Tower Bersama Infrastructure Tbk PT (Telecommunication Services)†	17,196,300	3,565,177
		16,833,577
Israel - 1.7%
CyberArk Software Ltd. (Software & Services)*	65,754	8,556,568
Italy - 2.4%
Reply SpA (Software & Services)†	94,271	12,431,606
Japan - 13.1%
Ariake Japan Co., Ltd. (Food Beverage & Tobacco)†	166,400	6,633,724
BML Inc. (Health Care Equipment & Services)†	135,600	4,007,299
Cosmos Pharmaceutical Corp. (Food & Staples Retailing)†	52,600	5,657,436
Infomart Corp. (Software & Services)†	1,741,900	6,150,164
JCU Corp. (Materials)†	196,800	5,273,226
MISUMI Group Inc. (Capital Goods)†	81,300	2,029,884
Pigeon Corp. (Household & Personal Products)†	250,500	3,668,521
Rinnai Corp. (Consumer Durables & Apparel)†	41,900	3,190,134
Rohto Pharmaceutical Co., Ltd. (Household & Personal Products)†	119,800	3,593,597
Santen Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	591,900	4,775,708

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
Japan - 13.1% (continued)
SMS Co., Ltd. (Commercial & Professional Services)†	344,300	$8,280,210
Solasto Corp. (Health Care Equipment & Services)†	806,800	5,179,676
Stanley Electric Co., Ltd. (Automobiles & Components)†	468,200	8,238,450
		66,678,029
Kuwait - 0.5%
Mabanee Co. KPSC (Real Estate)†	1,019,230	2,721,106
Lithuania - 1.6%
Siauliu Bankas AB (Banks)†	13,577,650	7,928,004
Malaysia - 1.4%
Dialog Group Bhd. (Energy)†	6,115,840	3,040,496
TIME dotCom Bhd. (Telecommunication Services)†	3,728,400	3,847,127
		6,887,623
Mexico - 2.4%
Grupo Herdez SAB de CV (Food Beverage & Tobacco)	2,058,338	3,097,781
Megacable Holdings SAB de CV (Media & Entertainment)	3,861,900	8,981,515
		12,079,296
Norway - 1.3%
TOMRA Systems ASA (Commercial & Professional Services)†	292,253	6,811,695
Poland - 0.3%
CD Projekt SA (Media & Entertainment)†	65,598	1,287,688
Romania - 0.5%
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	278,306	2,766,811
Saudi Arabia - 1.0%
Jarir Marketing Co. (Retailing)†	118,309	5,137,276
South Africa - 0.7%
Clicks Group Ltd. (Food & Staples Retailing)†	101,891	1,718,522
Discovery Ltd. (Insurance)*†	236,127	1,823,973
		3,542,495
South Korea - 1.6%
Cheil Worldwide Inc. (Media & Entertainment)†	458,747	8,081,869
Spain - 1.7%
Bankinter SA (Banks)†	753,848	3,713,958
	Shares	Value
COMMON STOCKS - 96.6% (continued)
Spain - 1.7% (continued)
Linea Directa Aseguradora SA Cia de Seguros y Reaseguros (Insurance)†	4,394,662	$4,873,431
		8,587,389
Sweden - 3.0%
Intrum AB (Commercial & Professional Services)†	245,081	5,233,082
Paradox Interactive AB (Media & Entertainment)†	445,930	7,896,373
Thule Group AB (Consumer Durables & Apparel)^†	77,149	2,256,355
		15,385,810
Switzerland - 4.9%
Bossard Holding AG, Class A, Reg S (Capital Goods)†	34,058	7,584,177
LEM Holding SA, Reg S (Technology Hardware & Equipment)†	4,979	9,896,055
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	21,616	7,687,744
		25,167,976
Taiwan - 1.7%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	267,645	3,086,425
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	1,816,700	3,324,964
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	173,909	2,385,964
		8,797,353
United Kingdom - 18.7%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	648,541	9,655,957
Bank of Georgia Group plc (Banks)†	535,011	9,815,112
Clarkson plc (Transportation)†	172,493	7,242,724
Cranswick plc (Food Beverage & Tobacco)†	94,813	3,862,459
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	245,018	11,026,483
Diploma plc (Capital Goods)†	314,552	10,564,499
EMIS Group plc (Health Care Equipment & Services)†	144,953	3,237,718
Keywords Studios plc (Software & Services)†	338,294	10,425,385
Network International Holdings plc (Software & Services)*^†	1,611,840	3,949,660
Rathbones Group plc (Diversified Financials)†	111,363	2,461,154

Harding, Loevner Funds, Inc.

International Small Companies Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.6% (continued)
United Kingdom - 18.7% (continued)
Rightmove plc (Media & Entertainment)†	595,072	$4,663,597
Senior plc (Capital Goods)*†	6,678,574	11,823,815
YouGov plc (Media & Entertainment)†	462,357	6,171,507
		94,900,070
United States - 2.7%
Core Laboratories NV (Energy)	115,679	2,190,960
Globant SA (Software & Services)*	43,796	8,725,915
Sensata Technologies Holding plc (Capital Goods)	67,394	2,997,011
		13,913,886
Vietnam - 2.4%
Hoa Phat Group JSC (Materials)†	13,158,854	12,199,773
Total Common Stocks (Cost $464,914,196)		$491,113,573
SHORT TERM INVESTMENTS - 3.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	16,728,676	16,728,676
Total Short Term Investments (Cost $16,728,676)		$16,728,676
Total Investments — 99.9%
(Cost $481,642,872)		$507,842,249
Other Assets Less Liabilities - 0.1%		672,430
Net Assets — 100.0%		$508,514,679

Summary of Abbreviations
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	1.6%
Banks	4.2
Capital Goods	10.3
Commercial & Professional Services	3.9
Consumer Durables & Apparel	1.5
Diversified Financials	0.5
Energy	1.5
Food & Staples Retailing	1.4
Food Beverage & Tobacco	5.6
Health Care Equipment & Services	5.4
Household & Personal Products	1.4
Insurance	3.0
Materials	5.8
Media & Entertainment	8.0
Pharmaceuticals, Biotechnology & Life Sciences	7.6
Real Estate	0.5
Retailing	1.0
Semiconductors & Semiconductor Equipment	1.0
Software & Services	18.6
Technology Hardware & Equipment	4.7
Telecommunication Services	3.4
Transportation	3.6
Utilities	2.1
Money Market Fund	3.3
Total Investments	99.9
Other Assets Less Liabilities	0.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.1%
Brazil - 5.7%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	9,215,800	$19,752,850
Localiza Rent a Car SA (Transportation)	5,307,170	59,091,642
Lojas Renner SA (Retailing)*	7,437,870	36,354,870
Magazine Luiza SA (Retailing)*	38,471,100	19,183,131
WEG SA (Capital Goods)	5,483,492	29,716,688
XP Inc., Class A (Diversified Financials)*	1,328,093	28,022,762
		192,121,943
China - 28.0%
Alibaba Group Holding Ltd. (Retailing)*†	5,246,016	59,270,116
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	294,401	26,310,617
Baidu Inc., Class A (Media & Entertainment)*†	995,958	17,055,049
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,782,000	55,415,295
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	616,600	46,638,389
Country Garden Services Holdings Co., Ltd. (Real Estate)†	4,502,504	10,115,859
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	33,154,080	36,486,473
ENN Energy Holdings Ltd. (Utilities)†	3,393,717	55,552,739
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,094,600	29,681,854
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	7,934,050	25,617,859
JD.com Inc., Class A (Retailing)†	140,638	4,187,807
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,832,500	39,459,472
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	2,447,300	22,353,479
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	5,850,964	47,790,102
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,733,500	39,782,323
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	2,752,200	26,994,788
	Shares	Value
COMMON STOCKS - 95.1% (continued)
China - 28.0% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,099,000	$32,776,031
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,340,100	31,815,627
Tencent Holdings Ltd. (Media & Entertainment)†	2,879,800	113,284,915
Trip.com Group Ltd. (Consumer Services)*†	629,800	16,232,368
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	896,100	12,444,277
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	2,581,700	31,422,991
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,905,000	46,931,561
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	16,626,836	80,276,170
ZTO Express Cayman Inc. - ADR (Transportation)	1,471,039	37,643,888
		945,540,049
Czech Republic - 0.7%
Komercni banka AS (Banks)†	873,699	22,053,931
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	9,132,742	16,852,743
Hong Kong - 5.3%
AIA Group Ltd. (Insurance)†	8,787,815	88,693,714
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	2,520,019	20,126,942
Techtronic Industries Co., Ltd. (Capital Goods)†	6,192,801	69,106,281
		177,926,937
India - 12.7%
Asian Paints Ltd. (Materials)†	884,621	37,268,386
HDFC Bank Ltd. - ADR (Banks)	1,139,088	71,534,726
Housing Development Finance Corp., Ltd. (Banks)†	2,227,172	67,075,884
Kotak Mahindra Bank Ltd. (Banks)†	2,816,865	64,507,354
Maruti Suzuki India Ltd. (Automobiles & Components)†	568,871	63,071,596
Tata Consultancy Services Ltd. (Software & Services)†	3,037,899	126,950,373
		430,408,319

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.1% (continued)
Indonesia - 4.1%
Astra International Tbk PT (Automobiles & Components)†	107,526,080	$46,037,101
Bank Central Asia Tbk PT (Banks)†	79,431,065	39,560,624
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	180,673,450	53,279,171
		138,876,896
Italy - 1.5%
Tenaris SA - ADR (Energy)	1,841,519	51,673,023
Kenya - 1.1%
Safaricom plc (Telecommunication Services)†	143,526,627	36,266,021
Mexico - 6.0%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	528,393	32,749,798
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	212,570	39,922,772
Grupo Financiero Banorte SAB de CV, Series O (Banks)	9,346,700	53,181,121
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	21,392,800	77,488,624
		203,342,315
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)*	265,457	17,844,020
Poland - 0.2%
CD Projekt SA (Media & Entertainment)†	416,503	8,175,947
Russia - 0.0%
LUKOIL PJSC (Energy)‡	1,601,095	—
Novatek PJSC - Sponsored GDR, Reg S (Energy)‡	602,214	—
Sberbank of Russia PJSC (Banks)*‡	880,800	—
Sberbank of Russia PJSC (Banks)*‡	35,707,448	—
Yandex NV, Class A (Media & Entertainment)*‡	1,693,430	—
		—
South Africa - 1.9%
Discovery Ltd. (Insurance)*†	3,347,655	25,859,095
Standard Bank Group Ltd. (Banks)†	3,936,392	38,004,356
		63,863,451
South Korea - 9.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	461,781	22,745,347
	Shares	Value
COMMON STOCKS - 95.1% (continued)
South Korea - 9.2% (continued)
LG H&H Co., Ltd. (Household & Personal Products)†	96,338	$57,955,338
NAVER Corp. (Media & Entertainment)†	259,426	52,014,192
NCSoft Corp. (Media & Entertainment)†	73,363	21,116,241
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	133,583	156,447,318
		310,278,436
Taiwan - 11.9%
Airtac International Group (Capital Goods)*†	2,585,633	70,970,573
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	244,018	15,803,878
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,015,031	55,084,665
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,849,045	35,918,449
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	2,117,488	39,663,618
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	10,788,277	184,754,378
		402,195,561
Thailand - 0.5%
SCB X pcl, Reg S (Banks)†	6,015,670	16,587,626
United Arab Emirates - 0.3%
Emaar Properties PJSC (Real Estate)†	5,593,747	8,398,841
United Kingdom - 2.8%
Bank of Georgia Group plc (Banks)†	507,779	9,315,524
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	2,480,476	60,910,130
Network International Holdings plc (Software & Services)*^†	10,374,414	25,421,512
		95,647,166
United States - 2.2%
EPAM Systems Inc. (Software & Services)*	208,935	72,970,549
Total Common Stocks (Cost $2,887,933,129)		$3,211,023,774
PREFERRED STOCKS - 2.9%
Brazil - 1.9%
Banco Bradesco SA - ADR, 1.05% (Banks)+	4,782,361	15,877,438

Harding, Loevner Funds, Inc.

Institutional Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.9% (continued)
Brazil - 1.9% (continued)
Itau Unibanco Holding SA - Sponsored ADR, 0.70% (Banks)+	10,421,132	$46,895,094
		62,772,532
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	813,559	23,568,804
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.62% (Technology Hardware & Equipment)+†	10,532	11,405,538
Total Preferred Stocks (Cost $80,303,551)		$97,746,874
SHORT TERM INVESTMENTS - 1.7%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	57,839,550	57,839,550
Total Short Term Investments (Cost $57,839,550)		$57,839,550
Total Investments — 99.7%
(Cost $3,026,076,230)		$3,366,610,198
Other Assets Less Liabilities - 0.3%		10,147,721
Net Assets — 100.0%		$3,376,757,919

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.0% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	4.1%
Banks	16.1
Capital Goods	10.5
Consumer Durables & Apparel	5.9
Consumer Services	0.5
Diversified Financials	1.4
Energy	1.5
Food & Staples Retailing	2.3
Food Beverage & Tobacco	2.7
Household & Personal Products	1.7
Insurance	4.6
Materials	1.1
Media & Entertainment	6.2
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	0.6
Retailing	5.9
Semiconductors & Semiconductor Equipment	8.5
Software & Services	6.6
Technology Hardware & Equipment	6.8
Telecommunication Services	1.1
Transportation	4.5
Utilities	1.6
Money Market Fund	1.7
Total Investments	99.7
Other Assets Less Liabilities	0.3
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.2%
Brazil - 5.7%
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	4,841,009	$10,376,063
Localiza Rent a Car SA (Transportation)	2,770,990	30,853,044
Lojas Renner SA (Retailing)*	3,883,488	18,981,738
Magazine Luiza SA (Retailing)*	20,208,768	10,076,848
WEG SA (Capital Goods)	2,880,448	15,610,012
XP Inc., Class A (Diversified Financials)*	697,645	14,720,310
		100,618,015
China - 28.0%
Alibaba Group Holding Ltd. (Retailing)*†	2,767,837	31,271,353
Alibaba Group Holding Ltd. - Sponsored ADR (Retailing)*	147,398	13,172,959
Baidu Inc., Class A (Media & Entertainment)*†	523,164	8,958,799
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	930,407	28,933,097
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	321,900	24,347,871
Country Garden Services Holdings Co., Ltd. (Real Estate)†	2,386,930	5,362,760
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	17,322,680	19,063,822
ENN Energy Holdings Ltd. (Utilities)†	1,806,213	29,566,425
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,252,296	15,839,296
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,194,034	13,541,907
JD.com Inc., Class A (Retailing)†	77,064	2,294,751
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	2,523,000	20,601,396
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,285,500	11,741,674
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,054,868	24,951,863
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	3,515,380	20,769,285
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,448,100	14,203,602
	Shares	Value
COMMON STOCKS - 95.2% (continued)
China - 28.0% (continued)
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,627,710	$17,215,190
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	1,221,744	16,610,637
Tencent Holdings Ltd. (Media & Entertainment)†	1,522,800	59,903,559
Trip.com Group Ltd. (Consumer Services)*†	324,150	8,354,592
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	471,600	6,549,181
WuXi AppTec Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,305,300	15,887,373
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,560,750	24,501,528
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	8,681,199	41,913,772
ZTO Express Cayman Inc. - ADR (Transportation)	768,057	19,654,579
		495,211,271
Czech Republic - 0.7%
Komercni banka AS (Banks)†	467,431	11,798,905
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	4,898,535	9,039,317
Hong Kong - 5.3%
AIA Group Ltd. (Insurance)†	4,588,271	46,308,530
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	1,340,245	10,704,298
Techtronic Industries Co., Ltd. (Capital Goods)†	3,233,360	36,081,490
		93,094,318
India - 12.8%
Asian Paints Ltd. (Materials)†	466,261	19,643,208
HDFC Bank Ltd. - ADR (Banks)	594,630	37,342,764
Housing Development Finance Corp., Ltd. (Banks)†	1,162,848	35,021,569
Kotak Mahindra Bank Ltd. (Banks)†	1,470,738	33,680,498
Maruti Suzuki India Ltd. (Automobiles & Components)†	298,772	33,125,308
Tata Consultancy Services Ltd. (Software & Services)†	1,595,825	66,687,727
		225,501,074

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.2% (continued)
Indonesia - 4.1%
Astra International Tbk PT (Automobiles & Components)†	56,232,907	$24,076,020
Bank Central Asia Tbk PT (Banks)†	42,107,464	20,971,613
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	94,514,636	27,871,618
		72,919,251
Italy - 1.5%
Tenaris SA - ADR (Energy)	961,316	26,974,527
Kenya - 1.1%
Safaricom plc (Telecommunication Services)†	75,330,573	19,034,378
Mexico - 6.1%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	277,564	17,203,417
Grupo Aeroportuario del Sureste SAB de CV - ADR (Transportation)	115,772	21,743,139
Grupo Financiero Banorte SAB de CV, Series O (Banks)	4,880,074	27,766,785
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	11,169,615	40,458,383
		107,171,724
Panama - 0.5%
Copa Holdings SA, Class A (Transportation)*	139,444	9,373,426
Poland - 0.2%
CD Projekt SA (Media & Entertainment)†	220,839	4,335,066
Russia - 0.0%
LUKOIL PJSC (Energy)‡	910,483	—
Novatek PJSC - Sponsored GDR, Reg S (Energy)‡	342,744	—
Sberbank of Russia PJSC (Banks)*‡	20,812,636	—
Yandex NV, Class A (Media & Entertainment)*‡	968,763	—
		—
South Africa - 1.9%
Discovery Ltd. (Insurance)*†	1,780,198	13,751,211
Standard Bank Group Ltd. (Banks)†	2,055,263	19,842,776
		33,593,987
South Korea - 9.2%
Coway Co., Ltd. (Consumer Durables & Apparel)†	242,573	11,948,103
LG H&H Co., Ltd. (Household & Personal Products)†	50,336	30,281,300
	Shares	Value
COMMON STOCKS - 95.2% (continued)
South Korea - 9.2% (continued)
NAVER Corp. (Media & Entertainment)†	135,451	$27,157,549
NCSoft Corp. (Media & Entertainment)†	38,537	11,092,194
Samsung Electronics Co., Ltd. - GDR, Reg S (Technology Hardware & Equipment)†	69,746	81,683,857
		162,163,003
Taiwan - 11.8%
Airtac International Group (Capital Goods)*†	1,349,823	37,050,003
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	125,109	8,102,711
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,090,846	28,685,595
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	5,210,446	19,001,958
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,105,200	20,701,998
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	5,574,147	95,459,920
		209,002,185
Thailand - 0.5%
SCB X pcl, Reg S (Banks)†	3,168,791	8,737,633
United Arab Emirates - 0.3%
Emaar Properties PJSC (Real Estate)†	2,985,992	4,483,376
United Kingdom - 2.8%
Bank of Georgia Group plc (Banks)†	266,735	4,893,421
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,295,103	31,802,320
Network International Holdings plc (Software & Services)*^†	5,449,659	13,353,869
		50,049,610
United States - 2.2%
EPAM Systems Inc. (Software & Services)*	109,085	38,097,936
Total Common Stocks (Cost $1,382,551,361)		$1,681,199,002
PREFERRED STOCKS - 2.9%
Brazil - 1.9%
Banco Bradesco SA - ADR, 1.05% (Banks)+	2,512,165	8,340,388

Harding, Loevner Funds, Inc.

Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
PREFERRED STOCKS - 2.9% (continued)
Brazil - 1.9% (continued)
Itau Unibanco Holding SA - Sponsored ADR, 0.70% (Banks)+	5,441,066	$24,484,797
		32,825,185
Colombia - 0.7%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	435,038	12,603,051
South Korea - 0.3%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.62% (Technology Hardware & Equipment)+†	5,584	6,047,144
Total Preferred Stocks (Cost $40,085,191)		$51,475,380
SHORT TERM INVESTMENTS - 0.8%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	14,088,505	14,088,505
Total Short Term Investments (Cost $14,088,505)		$14,088,505
Total Investments — 98.9%
(Cost $1,436,725,057)		$1,746,762,887
Other Assets Less Liabilities - 1.1%		20,227,971
Net Assets — 100.0%		$1,766,990,858

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
*	Non-income producing security.
†	Investment categorized as level 2 security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.9% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	4.1%
Banks	16.1
Capital Goods	10.5
Consumer Durables & Apparel	5.8
Consumer Services	0.5
Diversified Financials	1.4
Energy	1.5
Food & Staples Retailing	2.3
Food Beverage & Tobacco	2.8
Household & Personal Products	1.7
Insurance	4.6
Materials	1.1
Media & Entertainment	6.3
Pharmaceuticals, Biotechnology & Life Sciences	3.8
Real Estate	0.6
Retailing	5.9
Semiconductors & Semiconductor Equipment	8.2
Software & Services	6.7
Technology Hardware & Equipment	6.9
Telecommunication Services	1.1
Transportation	4.5
Utilities	1.7
Money Market Fund	0.8
Total Investments	98.9
Other Assets Less Liabilities	1.1
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 94.2%
Bangladesh - 2.6%
GrameenPhone Ltd. (Telecommunication Services)†	147,326	$443,463
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,831,723	4,039,580
		4,483,043
Colombia - 0.4%
Cementos Argos SA - Sponsored ADR (Materials)#†	137,381	624,891
Croatia - 0.2%
Ericsson Nikola Tesla (Technology Hardware & Equipment)†	1,700	350,783
Egypt - 4.7%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	2,955,497	5,453,809
Edita Food Industries SAE (Food Beverage & Tobacco)†	2,214,224	946,025
Integrated Diagnostics Holdings plc (Health Care Equipment & Services)^†	2,153,737	1,777,567
		8,177,401
Iceland - 0.9%
Marel HF (Capital Goods)^†	363,387	1,636,103
Indonesia - 2.4%
Bank Central Asia Tbk PT (Banks)†	8,343,000	4,155,229
Kazakhstan - 6.0%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	470,176	4,397,788
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	114,946	6,047,326
		10,445,114
Kenya - 5.5%
East African Breweries Ltd. (Food Beverage & Tobacco)†	620,700	809,448
Equity Group Holdings plc (Banks)†	7,704,500	3,121,235
Safaricom plc (Telecommunication Services)†	22,347,550	5,646,734
		9,577,417
Morocco - 2.6%
Itissalat Al-Maghrib (Telecommunication Services)†	156,447	1,811,557
Societe d'Exploitation des Ports (Transportation)†	108,889	2,741,844
		4,553,401
	Shares	Value
COMMON STOCKS - 94.2% (continued)
Nigeria - 4.1%
Guaranty Trust Holding Co., plc (Banks)†	39,535,544	$1,843,135
Nestle Nigeria plc (Food Beverage & Tobacco)	1,062,053	3,148,865
Zenith Bank plc (Banks)†	45,359,782	2,205,271
		7,197,271
Pakistan - 0.4%
MCB Bank Ltd. (Banks)†	1,169,700	595,288
Oil & Gas Development Co., Ltd. (Energy)†	515,000	173,001
		768,289
Peru - 4.3%
Alicorp SAA (Food Beverage & Tobacco)†	750,417	1,016,949
Cementos Pacasmayo SAA (Materials)*†	222,899	227,657
Credicorp Ltd. (Banks)	48,336	6,254,678
		7,499,284
Philippines - 19.5%
Bank of the Philippine Islands (Banks)†	2,525,334	4,264,991
BDO Unibank Inc. (Banks)†	1,203,888	2,615,040
International Container Terminal Services Inc. (Transportation)†	1,147,510	4,056,392
Jollibee Foods Corp. (Consumer Services)†	1,135,890	4,147,471
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	1,366,430	1,375,056
Security Bank Corp. (Banks)†	896,340	1,473,984
SM Prime Holdings Inc. (Real Estate)†	10,343,500	6,887,581
Universal Robina Corp. (Food Beverage & Tobacco)†	1,763,240	3,556,236
Wilcon Depot Inc. (Retailing)†	11,098,400	5,566,011
		33,942,762
Poland - 0.2%
Allegro.eu SA (Retailing)*^†	61,608	333,295
Romania - 4.8%
Banca Transilvania SA (Banks)†	14,895,979	6,089,974
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	228,909	2,275,725
		8,365,699
Saudi Arabia - 3.4%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	20,267	870,023
Jarir Marketing Co. (Retailing)†	37,555	1,630,733
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	51,284	3,361,905
		5,862,661

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 94.2% (continued)
Slovenia - 1.0%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	18,539	$1,838,740
Thailand - 0.5%
Home Product Center pcl, Reg S (Retailing)	2,620,494	946,823
United Arab Emirates - 5.7%
Agthia Group PJSC (Food Beverage & Tobacco)†	2,119,592	3,075,333
Emaar Properties PJSC (Real Estate)†	4,529,819	6,801,386
		9,876,719
United Kingdom - 4.1%
Baltic Classifieds Group plc (Media & Entertainment)*†	1,093,941	2,196,892
Bank of Georgia Group plc (Banks)†	70,511	1,293,568
Network International Holdings plc (Software & Services)*^†	1,121,556	2,748,266
TBC Bank Group plc (Banks)†	54,947	924,421
		7,163,147
United States - 6.4%
EPAM Systems Inc. (Software & Services)*	14,130	4,934,902
Globant SA (Software & Services)*	31,036	6,183,613
		11,118,515
Vietnam - 14.5%
Bank for Foreign Trade of Vietnam JSC (Banks)†	2,265,295	7,260,476
Hoa Phat Group JSC (Materials)†	4,823,990	4,472,395
Sai Gon Cargo Service Corp. (Transportation)†	476,970	3,302,292
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	648,810	5,025,622
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	1,689,394	5,280,427
		25,341,212
Total Common Stocks (Cost $150,755,177)		$164,257,799
PREFERRED STOCKS - 2.6%
Colombia - 2.6%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	157,208	4,554,316
Total Preferred Stocks (Cost $4,385,405)		$4,554,316
	Shares	Value
SHORT TERM INVESTMENTS - 0.4%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	680,650	$680,650
Total Short Term Investments (Cost $680,650)		$680,650
Total Investments — 97.2%
(Cost $155,821,232)		$169,492,765
Other Assets Less Liabilities - 2.8%		4,964,751
Net Assets — 100.0%		$174,457,516

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
#	Security valued at fair value as determined in good faith under policies and procedures established by and under the supervision of the Portfolio’s Board of Directors as disclosed in Note 2 of the Notes to Financial Statements.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.7% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
*	Non-income producing security.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Harding, Loevner Funds, Inc.

Frontier Emerging Markets Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

Industry	Percentage of Net Assets
Banks	32.2%
Capital Goods	0.9
Consumer Services	2.4
Diversified Financials	3.5
Energy	1.4
Food & Staples Retailing	0.8
Food Beverage & Tobacco	13.2
Health Care Equipment & Services	2.9
Insurance	0.5
Materials	3.1
Media & Entertainment	1.3
Pharmaceuticals, Biotechnology & Life Sciences	3.3
Real Estate	7.9
Retailing	4.9
Software & Services	8.0
Technology Hardware & Equipment	0.2
Telecommunication Services	4.5
Transportation	5.8
Money Market Fund	0.4
Total Investments	97.2
Other Assets Less Liabilities	2.8
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2%
Australia - 0.7%
BHP Group Ltd. (Materials)†	1,980	$54,458
Brazil - 1.4%
Ambev SA - ADR (Food Beverage & Tobacco)	7,484	21,105
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	7,000	15,004
Localiza Rent a Car SA (Transportation)	2,300	25,609
Magazine Luiza SA (Retailing)*	29,600	14,760
Raia Drogasil SA (Food & Staples Retailing)	2,500	10,137
WEG SA (Capital Goods)	3,500	18,967
XP Inc., Class A (Diversified Financials)*	393	8,292
		113,874
Canada - 1.7%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	1,400	62,547
Manulife Financial Corp. (Insurance)	4,000	73,218
		135,765
China - 9.0%
Baidu Inc., Class A (Media & Entertainment)*†	1,200	20,549
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	500	15,549
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	100	7,564
Country Garden Services Holdings Co., Ltd. (Real Estate)†	3,000	6,740
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	15,360	16,904
ENN Energy Holdings Ltd. (Utilities)†	3,700	60,566
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	820	10,057
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	3,600	17,533
Glodon Co., Ltd., Class A (Software & Services)†	2,000	13,774
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	12,400	96,526
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	4,000	12,857
Haitian International Holdings Ltd. (Capital Goods)†	5,000	12,030
	Shares	Value
COMMON STOCKS - 97.2% (continued)
China - 9.0% (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	1,500	$15,621
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	3,780	23,040
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	2,600	13,814
JD.com Inc., Class A (Retailing)†	414	12,328
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	2,408	12,627
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	600	14,720
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	28,169
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	1,500	12,248
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	1,540	14,066
Meituan, Class B (Retailing)*^†	600	13,590
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	1,200	9,801
NetEase Inc. - ADR (Media & Entertainment)	205	19,061
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	2,000	11,816
SF Holding Co., Ltd., Class A (Transportation)†	1,900	14,060
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	2,000	9,457
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	1,500	11,487
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	1,350	13,241
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	1,000	10,576
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	4,200	7,989
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	300	17,361

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
China - 9.0% (continued)
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	600	$8,158
TravelSky Technology Ltd., Class H (Software & Services)†	11,000	18,296
Trip.com Group Ltd. (Consumer Services)*†	514	13,248
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	500	13,246
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,286	17,859
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	2,500	23,920
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	3,500	10,843
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	4,400	21,244
ZTO Express Cayman Inc. - ADR (Transportation)	463	11,848
		714,383
Colombia - 0.1%
Cementos Argos SA (Materials)	9,486	8,630
Czech Republic - 0.3%
Komercni banka AS (Banks)†	493	12,444
Moneta Money Bank AS (Banks)^†	3,231	10,759
		23,203
Denmark - 1.0%
Ambu A/S, Class B (Health Care Equipment & Services)†	852	9,688
Chr Hansen Holding A/S (Materials)†	249	16,285
Coloplast A/S, Class B (Health Care Equipment & Services)†	193	22,542
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	39	13,887
Novozymes A/S, Class B (Materials)†	254	16,214
		78,616
Egypt - 0.1%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	6,085	11,229
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Finland - 0.3%
Kone OYJ, Class B (Capital Goods)†	211	$9,625
Neste OYJ (Energy)†	314	16,122
		25,747
France - 4.5%
Air Liquide SA (Materials)†	363	50,029
Alten SA (Software & Services)†	286	38,806
Dassault Systemes SE (Software & Services)†	650	27,867
IPSOS (Media & Entertainment)†	1,082	55,401
Kering SA (Consumer Durables & Apparel)†	60	34,426
LISI (Capital Goods)†	1,514	35,703
L'Oreal SA (Household & Personal Products)†	49	18,508
Rubis SCA (Utilities)†	1,135	27,775
Safran SA (Capital Goods)†	327	36,032
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	41	16,451
Schneider Electric SE (Capital Goods)†	159	22,054
		363,052
Germany - 4.5%
adidas AG (Consumer Durables & Apparel)†	60	10,297
Allianz SE, Reg S (Insurance)†	230	41,711
Bayerische Motoren Werke AG (Automobiles & Components)†	715	58,132
Bechtle AG (Software & Services)†	246	11,311
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	434	71,675
Brenntag SE (Capital Goods)†	257	17,969
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	134	19,479
FUCHS PETROLUB SE (Materials)†	685	17,479
HelloFresh SE (Food & Staples Retailing)*†	415	11,384
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	438	11,896
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	263	16,043
Nemetschek SE (Software & Services)†	198	13,154
SAP SE - Sponsored ADR (Software & Services)	110	10,253

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Germany - 4.5% (continued)
Scout24 SE (Media & Entertainment)^†	235	$13,385
Symrise AG (Materials)†	160	18,575
TeamViewer AG (Software & Services)*^†	1,400	14,448
		357,191
Hong Kong - 1.4%
AIA Group Ltd. (Insurance)†	1,600	16,149
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	7,100	56,706
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	6,300	17,528
Techtronic Industries Co., Ltd. (Capital Goods)†	2,000	22,318
		112,701
Iceland - 0.1%
Marel HF (Capital Goods)^†	2,669	12,017
India - 1.4%
Asian Paints Ltd. (Materials)†	460	19,379
HDFC Bank Ltd. - ADR (Banks)	204	12,811
Hero MotoCorp Ltd. (Automobiles & Components)†	419	14,945
Housing Development Finance Corp., Ltd. (Banks)†	426	12,830
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,034	21,487
Kotak Mahindra Bank Ltd. (Banks)†	608	13,924
Tata Consultancy Services Ltd. (Software & Services)†	327	13,665
		109,041
Indonesia - 0.4%
Astra International Tbk PT (Automobiles & Components)†	33,400	14,300
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	53,600	15,806
		30,106
Ireland - 0.2%
Ryanair Holdings plc - Sponsored ADR (Transportation)*	196	14,308
Israel - 0.2%
CyberArk Software Ltd. (Software & Services)*	140	18,218
Italy - 0.7%
DiaSorin SpA (Health Care Equipment & Services)†	148	20,631
FinecoBank Banca Fineco SpA (Banks)†	1,194	14,911
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Italy - 0.7% (continued)
Reply SpA (Software & Services)†	131	$17,275
		52,817
Japan - 7.2%
BML Inc. (Health Care Equipment & Services)†	1,100	32,508
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	600	16,890
Daifuku Co., Ltd. (Capital Goods)†	200	12,800
Fast Retailing Co., Ltd. (Retailing)†	40	24,263
GMO Payment Gateway Inc. (Software & Services)†	200	16,597
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	3,100	31,906
Kakaku.com Inc. (Media & Entertainment)†	1,000	19,546
Keyence Corp. (Technology Hardware & Equipment)†	40	15,874
Komatsu Ltd. (Capital Goods)†	2,500	57,122
M3 Inc. (Health Care Equipment & Services)†	400	14,003
Makita Corp. (Capital Goods)†	1,200	29,287
MISUMI Group Inc. (Capital Goods)†	700	17,477
Nitori Holdings Co., Ltd. (Retailing)†	400	42,220
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	300	11,268
Rinnai Corp. (Consumer Durables & Apparel)†	540	41,114
Shimano Inc. (Consumer Durables & Apparel)†	100	16,897
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	900	46,140
Shiseido Co., Ltd. (Household & Personal Products)†	300	12,350
SMC Corp. (Capital Goods)†	40	19,796
Stanley Electric Co., Ltd. (Automobiles & Components)†	2,600	45,750
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	400	18,053
Sysmex Corp. (Health Care Equipment & Services)†	200	14,047
UT Group Co., Ltd. (Commercial & Professional Services)†	1,100	21,560
		577,468

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Kazakhstan - 0.4%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,120	$10,476
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	343	18,045
		28,521
Mexico - 0.6%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	192	11,900
Grupo Financiero Banorte SAB de CV, Series O (Banks)	2,000	11,380
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	6,800	24,631
		47,911
Netherlands - 1.0%
Adyen NV (Software & Services)*^†	8	14,430
ASM International NV (Semiconductors & Semiconductor Equipment)†	37	11,396
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	90	51,700
		77,526
Norway - 0.1%
Adevinta ASA (Media & Entertainment)*†	1,658	12,519
Panama - 0.2%
Copa Holdings SA, Class A (Transportation)*	216	14,520
Peru - 0.2%
Credicorp Ltd. (Banks)	126	16,304
Philippines - 1.7%
Bank of the Philippine Islands (Banks)†	12,490	21,094
BDO Unibank Inc. (Banks)†	10,070	21,874
International Container Terminal Services Inc. (Transportation)†	4,970	17,569
Jollibee Foods Corp. (Consumer Services)†	4,720	17,234
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	10,510	10,576
Security Bank Corp. (Banks)†	8,660	14,241
SM Prime Holdings Inc. (Real Estate)†	27,500	18,312
Universal Robina Corp. (Food Beverage & Tobacco)†	6,400	12,908
		133,808
Poland - 0.4%
Allegro.eu SA (Retailing)*^†	3,048	16,490
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Poland - 0.4% (continued)
ING Bank Slaski SA (Banks)†	426	$15,899
		32,389
Russia - 0.0%
LUKOIL PJSC (Energy)‡	278	—
Novatek PJSC - Sponsored GDR, Reg S (Energy)‡	89	—
Sberbank of Russia PJSC (Banks)*‡	5,112	—
Yandex NV, Class A (Media & Entertainment)*‡	383	—
		—
Saudi Arabia - 0.8%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	401	17,214
Jarir Marketing Co. (Retailing)†	252	10,942
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	252	16,520
Saudi National Bank (Banks)†	1,118	21,027
		65,703
Singapore - 1.7%
DBS Group Holdings Ltd. (Banks)†	2,418	55,229
Oversea-Chinese Banking Corp., Ltd. (Banks)†	9,224	78,086
		133,315
Slovenia - 0.2%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	152	15,017
South Africa - 0.2%
Discovery Ltd. (Insurance)*†	1,831	14,144
South Korea - 0.9%
Amorepacific Corp. (Household & Personal Products)†	92	9,191
Cheil Worldwide Inc. (Media & Entertainment)†	1,001	17,635
Coway Co., Ltd. (Consumer Durables & Apparel)†	184	9,063
LG H&H Co., Ltd. (Household & Personal Products)†	19	11,430
NAVER Corp. (Media & Entertainment)†	55	11,027
NCSoft Corp. (Media & Entertainment)†	38	10,938
		69,284
Spain - 1.9%
Amadeus IT Group SA (Software & Services)*†	248	14,471
Banco Bilbao Vizcaya Argentaria SA (Banks)†	13,818	62,881

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
Spain - 1.9% (continued)
Banco Santander SA - Sponsored ADR (Banks)	14,529	$35,886
Bankinter SA (Banks)†	8,132	40,064
		153,302
Sweden - 2.3%
Alfa Laval AB (Capital Goods)†	887	26,659
Assa Abloy AB, Class B (Capital Goods)†	664	15,682
Atlas Copco AB, Class A (Capital Goods)†	2,176	25,438
Epiroc AB, Class A (Capital Goods)†	1,467	26,097
Evolution AB (Consumer Services)^†	112	10,902
Hexagon AB, Class B (Technology Hardware & Equipment)†	1,890	22,351
Intrum AB (Commercial & Professional Services)†	1,097	23,424
Skandinaviska Enskilda Banken AB, Class A (Banks)†	1,670	18,175
Thule Group AB (Consumer Durables & Apparel)^†	390	11,406
		180,134
Switzerland - 2.9%
Alcon Inc. (Health Care Equipment & Services)	661	51,618
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	244	29,521
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	60	36,566
SGS SA, Reg S (Commercial & Professional Services)†	8	19,536
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	68	24,524
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	150	20,315
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	32	11,381
Temenos AG, Reg S (Software & Services)†	174	13,820
VAT Group AG (Capital Goods)^†	96	27,912
		235,193
Taiwan - 1.5%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	999	11,520
Airtac International Group (Capital Goods)*†	418	11,473
	Shares	Value
COMMON STOCKS - 97.2% (continued)
Taiwan - 1.5% (continued)
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	14,000	$25,623
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	600	8,232
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	4,000	14,588
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	800	14,985
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	2,000	34,251
		120,672
Thailand - 0.2%
SCB X pcl, Reg S (Banks)†	6,200	17,096
Turkey - 0.2%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	2,570	13,234
United Arab Emirates - 0.5%
Agthia Group PJSC (Food Beverage & Tobacco)†	8,681	12,595
Emaar Properties PJSC (Real Estate)†	18,834	28,279
		40,874
United Kingdom - 5.0%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	872	12,983
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	576	14,144
Compass Group plc (Consumer Services)†	967	22,696
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	435	19,576
Diploma plc (Capital Goods)†	1,655	55,585
Grafton Group plc (Capital Goods)†	2,919	30,110
Rathbones Group plc (Diversified Financials)†	1,554	34,344
Reckitt Benckiser Group plc (Household & Personal Products)†	152	12,339
Rightmove plc (Media & Entertainment)†	2,075	16,262
Rio Tinto plc (Materials)†	994	59,828
Shell plc - ADR (Energy)	1,324	70,675
Spirax-Sarco Engineering plc (Capital Goods)†	154	22,487
Standard Chartered plc (Banks)†	3,634	25,075
		396,104

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 39.1%
Abbott Laboratories (Health Care Equipment & Services)	390	$42,448
AbbVie Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	637	91,416
ABIOMED Inc. (Health Care Equipment & Services)*	55	16,116
Accenture plc, Class A (Software & Services)	70	21,438
Adobe Inc. (Software & Services)*	90	36,911
Air Products and Chemicals Inc. (Materials)	66	16,383
Align Technology Inc. (Health Care Equipment & Services)*	32	8,991
Allegion plc (Capital Goods)	136	14,375
Alphabet Inc., Class A (Media & Entertainment)*	680	79,098
Altair Engineering Inc., Class A (Software & Services)*	277	16,318
Amazon.com Inc. (Retailing)*	280	37,786
AMETEK Inc. (Capital Goods)	147	18,154
Amphenol Corp., Class A (Technology Hardware & Equipment)	288	22,213
ANSYS Inc. (Software & Services)*	78	21,761
Apple Inc. (Technology Hardware & Equipment)	260	42,253
Applied Materials Inc. (Semiconductors & Semiconductor Equipment)	615	65,178
Atlassian Corp. plc, Class A (Software & Services)*	46	9,629
Automatic Data Processing Inc. (Software & Services)	92	22,183
Booking Holdings Inc. (Consumer Services)*	8	15,486
BorgWarner Inc. (Automobiles & Components)	1,850	71,151
Bristol-Myers Squibb Co. (Pharmaceuticals, Biotechnology & Life Sciences)	1,086	80,125
Broadcom Inc. (Semiconductors & Semiconductor Equipment)	161	86,212
Cisco Systems Inc. (Technology Hardware & Equipment)	907	41,151
Cognex Corp. (Technology Hardware & Equipment)	230	11,725
Copart Inc. (Commercial & Professional Services)*	542	69,430
Costco Wholesale Corp. (Food & Staples Retailing)	35	18,945
	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 39.1% (continued)
Danaher Corp. (Pharmaceuticals, Biotechnology & Life Sciences)	298	$86,858
Deere & Co. (Capital Goods)	180	61,772
eBay Inc. (Retailing)	259	12,595
Ecolab Inc. (Materials)	84	13,874
Edwards Lifesciences Corp. (Health Care Equipment & Services)*	212	21,314
Elanco Animal Health Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	3,065	62,097
Electronic Arts Inc. (Media & Entertainment)	143	18,766
Emerson Electric Co. (Capital Goods)	188	16,933
EnerSys (Capital Goods)	200	13,182
EPAM Systems Inc. (Software & Services)*	31	10,827
Equifax Inc. (Commercial & Professional Services)	78	16,295
Estee Lauder Cos., Inc., Class A (Household & Personal Products)	58	15,840
First Republic Bank (Banks)	384	62,481
Gartner Inc. (Software & Services)*	311	82,564
Globant SA (Software & Services)*	74	14,744
Guidewire Software Inc. (Software & Services)*	152	11,813
HEICO Corp. (Capital Goods)	290	45,736
Helmerich & Payne Inc. (Energy)	501	23,196
IDEXX Laboratories Inc. (Health Care Equipment & Services)*	70	27,943
Illumina Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	60	13,001
Intuitive Surgical Inc. (Health Care Equipment & Services)*	63	14,501
IPG Photonics Corp. (Technology Hardware & Equipment)*	179	19,078
IQVIA Holdings Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	100	24,027
JPMorgan Chase & Co. (Banks)	589	67,947
Linde plc (Materials)†	169	51,010
Malibu Boats Inc., Class A (Consumer Durables & Apparel)*	517	32,287

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 39.1% (continued)
Mastercard Inc., Class A (Software & Services)	52	$18,397
McDonald's Corp. (Consumer Services)	85	22,386
Merck & Co., Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	734	65,576
Meta Platforms Inc., Class A (Media & Entertainment)*	270	42,957
Microsoft Corp. (Software & Services)	290	81,415
Monster Beverage Corp. (Food Beverage & Tobacco)*	204	20,322
Neurocrine Biosciences Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	445	41,888
NIKE Inc., Class B (Consumer Durables & Apparel)	156	17,928
Palo Alto Networks Inc. (Software & Services)*	52	25,953
PayPal Holdings Inc. (Software & Services)*	161	13,931
Pinterest Inc., Class A (Media & Entertainment)*	566	11,026
Pool Corp. (Retailing)	103	36,843
Procter & Gamble Co. (Household & Personal Products)	137	19,031
Reinsurance Group of America Inc. (Insurance)	430	49,785
Repligen Corp. (Pharmaceuticals, Biotechnology & Life Sciences)*	97	20,696
ResMed Inc. (Health Care Equipment & Services)	81	19,482
Rockwell Automation Inc. (Capital Goods)	55	14,040
Roper Technologies Inc. (Software & Services)	47	20,523
Salesforce Inc. (Software & Services)*	130	23,923
Schlumberger NV (Energy)	698	25,847
Sensata Technologies Holding plc (Capital Goods)	328	14,586
ServiceNow Inc. (Software & Services)*	54	24,120
Signature Bank (Banks)	408	75,713
Starbucks Corp. (Consumer Services)	578	49,003
SVB Financial Group (Banks)*	144	58,111
Synopsys Inc. (Software & Services)*	269	98,857
Teradyne Inc. (Semiconductors & Semiconductor Equipment)	618	62,350
	Shares	Value
COMMON STOCKS - 97.2% (continued)
United States - 39.1% (continued)
Texas Instruments Inc. (Semiconductors & Semiconductor Equipment)	115	$20,572
Thermo Fisher Scientific Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	156	93,352
TJX Cos., Inc. (Retailing)	274	16,758
Vertex Pharmaceuticals Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*	307	86,086
Visa Inc., Class A (Software & Services)	76	16,120
Walt Disney Co. (Media & Entertainment)*	221	23,448
Workday Inc., Class A (Software & Services)*	140	21,714
Zoetis Inc. (Pharmaceuticals, Biotechnology & Life Sciences)	261	47,646
		3,117,942
Total Common Stocks (Cost $7,164,018)		$7,748,336
PREFERRED STOCKS - 1.2%
Colombia - 0.1%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	360	10,429
Germany - 0.3%
Sartorius AG, 0.29% (Health Care Equipment & Services)+†	55	24,478
South Korea - 0.8%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.62% (Technology Hardware & Equipment)+†	56	60,645
Total Preferred Stocks (Cost $102,083)		$95,552
SHORT TERM INVESTMENTS - 1.9%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	146,369	146,369

Harding, Loevner Funds, Inc.

Global Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

Shares	Value
SHORT TERM INVESTMENTS - 1.9% (continued)
Total Short Term Investments (Cost $146,369)	$146,369
Total Investments — 100.3%
(Cost $7,412,470)	$7,990,257
Liabilities Less Other Assets - (0.3)%	(21,016)
Net Assets — 100.0%	$7,969,241

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 2.8% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.8%
Banks	10.9
Capital Goods	10.3
Commercial & Professional Services	2.0
Consumer Durables & Apparel	3.2
Consumer Services	2.1
Diversified Financials	0.9
Energy	1.7
Food & Staples Retailing	2.1
Food Beverage & Tobacco	2.8
Health Care Equipment & Services	5.4
Household & Personal Products	1.3
Insurance	2.7
Materials	5.4
Media & Entertainment	4.9
Pharmaceuticals, Biotechnology & Life Sciences	13.4
Real Estate	0.6
Retailing	3.3
Semiconductors & Semiconductor Equipment	6.0
Software & Services	10.8
Technology Hardware & Equipment	3.4
Transportation	1.3
Utilities	1.1
Money Market Fund	1.9
Total Investments	100.3
Liabilities Less Other Assets	(0.3)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2%
Australia - 0.9%
BHP Group Ltd. (Materials)†	3,859	$106,138
Brazil - 2.2%
Ambev SA - ADR (Food Beverage & Tobacco)	13,956	39,356
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	14,500	31,079
Localiza Rent a Car SA (Transportation)	4,800	53,445
Magazine Luiza SA (Retailing)*	68,800	34,306
Raia Drogasil SA (Food & Staples Retailing)	10,300	41,764
WEG SA (Capital Goods)	6,200	33,600
XP Inc., Class A (Diversified Financials)*	1,028	21,691
		255,241
Canada - 2.0%
Alimentation Couche-Tard Inc. (Food & Staples Retailing)	2,800	125,093
Manulife Financial Corp. (Insurance)	6,100	111,658
		236,751
China - 12.3%
Baidu Inc., Class A (Media & Entertainment)*†	2,250	38,530
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,200	37,317
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	300	22,691
Country Garden Services Holdings Co., Ltd. (Real Estate)†	7,000	15,727
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	37,600	41,379
ENN Energy Holdings Ltd. (Utilities)†	2,200	36,012
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,289	28,073
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	6,800	33,117
Glodon Co., Ltd., Class A (Software & Services)†	3,480	23,967
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	11,600	90,299
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	10,800	34,713
Haitian International Holdings Ltd. (Capital Goods)†	15,000	36,090
	Shares	Value
COMMON STOCKS - 96.2% (continued)
China - 12.3% (continued)
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,300	$34,366
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	6,160	37,547
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	5,200	27,628
JD.com Inc., Class A (Retailing)†	1,176	35,018
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	5,564	29,175
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	1,100	26,986
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	28,169
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	3,500	28,579
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	5,600	51,150
Meituan, Class B (Retailing)*^†	1,800	40,770
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	3,400	27,771
NetEase Inc. - ADR (Media & Entertainment)	571	53,092
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	6,000	35,449
SF Holding Co., Ltd., Class A (Transportation)†	3,800	28,120
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	5,300	25,062
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	3,800	29,102
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,050	39,724
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	2,000	21,153
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	11,800	22,444
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	700	40,509

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
China - 12.3% (continued)
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,700	$63,901
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	38,254
Trip.com Group Ltd. (Consumer Services)*†	1,251	32,243
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,300	34,440
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	1,790	24,858
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	4,500	43,057
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	7,700	23,855
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	11,900	57,455
ZTO Express Cayman Inc. - ADR (Transportation)	1,185	30,324
		1,448,116
Colombia - 0.2%
Cementos Argos SA (Materials)	26,196	23,831
Czech Republic - 0.5%
Komercni banka AS (Banks)†	1,394	35,187
Moneta Money Bank AS (Banks)^†	8,045	26,789
		61,976
Denmark - 2.3%
Ambu A/S, Class B (Health Care Equipment & Services)†	2,770	31,498
Chr Hansen Holding A/S (Materials)†	702	45,913
Coloplast A/S, Class B (Health Care Equipment & Services)†	377	44,033
Genmab A/S (Pharmaceuticals, Biotechnology & Life Sciences)*†	328	116,790
Novozymes A/S, Class B (Materials)†	598	38,173
		276,407
Egypt - 0.5%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	30,792	56,821
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Finland - 0.5%
Kone OYJ, Class B (Capital Goods)†	601	$27,416
Neste OYJ (Energy)†	665	34,143
		61,559
France - 7.2%
Air Liquide SA (Materials)†	795	109,568
Alten SA (Software & Services)†	918	124,561
Dassault Systemes SE (Software & Services)†	887	38,027
IPSOS (Media & Entertainment)†	2,051	105,016
Kering SA (Consumer Durables & Apparel)†	162	92,951
LISI (Capital Goods)†	3,059	72,136
L'Oreal SA (Household & Personal Products)†	100	37,772
Rubis SCA (Utilities)†	3,120	76,350
Safran SA (Capital Goods)†	558	61,486
Sartorius Stedim Biotech (Pharmaceuticals, Biotechnology & Life Sciences)†	103	41,328
Schneider Electric SE (Capital Goods)†	691	95,844
		855,039
Germany - 9.0%
adidas AG (Consumer Durables & Apparel)†	146	25,056
Allianz SE, Reg S (Insurance)†	507	91,945
Bayerische Motoren Werke AG (Automobiles & Components)†	1,419	115,370
Bechtle AG (Software & Services)†	2,341	107,634
BioNTech SE - ADR (Pharmaceuticals, Biotechnology & Life Sciences)	768	126,835
Brenntag SE (Capital Goods)†	1,433	100,195
Carl Zeiss Meditec AG (Bearer) (Health Care Equipment & Services)†	256	37,214
FUCHS PETROLUB SE (Materials)†	2,480	63,281
HelloFresh SE (Food & Staples Retailing)*†	1,697	46,550
Infineon Technologies AG (Semiconductors & Semiconductor Equipment)†	3,128	84,956
KWS Saat SE & Co. KGaA (Food Beverage & Tobacco)†	863	52,642
Nemetschek SE (Software & Services)†	911	60,523
SAP SE - Sponsored ADR (Software & Services)	717	66,832

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
Germany - 9.0% (continued)
Scout24 SE (Media & Entertainment)^†	486	$27,682
Symrise AG (Materials)†	253	29,372
TeamViewer AG (Software & Services)*^†	2,653	27,379
		1,063,466
Hong Kong - 2.6%
AIA Group Ltd. (Insurance)†	8,600	86,798
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	12,600	100,634
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	11,900	33,108
Techtronic Industries Co., Ltd. (Capital Goods)†	7,500	83,693
		304,233
Iceland - 0.2%
Marel HF (Capital Goods)^†	5,278	23,763
India - 2.2%
Asian Paints Ltd. (Materials)†	998	42,045
HDFC Bank Ltd. - ADR (Banks)	541	33,975
Hero MotoCorp Ltd. (Automobiles & Components)†	1,194	42,589
Housing Development Finance Corp., Ltd. (Banks)†	1,063	32,014
ICICI Bank Ltd. - Sponsored ADR (Banks)	1,648	34,245
Kotak Mahindra Bank Ltd. (Banks)†	1,697	38,862
Tata Consultancy Services Ltd. (Software & Services)†	892	37,276
		261,006
Indonesia - 0.8%
Astra International Tbk PT (Automobiles & Components)†	122,700	52,534
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	141,200	41,639
		94,173
Ireland - 0.2%
Ryanair Holdings plc - Sponsored ADR (Transportation)*	375	27,375
Israel - 0.3%
CyberArk Software Ltd. (Software & Services)*	241	31,361
Italy - 1.4%
DiaSorin SpA (Health Care Equipment & Services)†	281	39,171
FinecoBank Banca Fineco SpA (Banks)†	2,153	26,887
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Italy - 1.4% (continued)
Reply SpA (Software & Services)†	729	$96,134
		162,192
Japan - 14.4%
BML Inc. (Health Care Equipment & Services)†	2,100	62,060
Chugai Pharmaceutical Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	4,200	118,227
Daifuku Co., Ltd. (Capital Goods)†	1,800	115,199
Fast Retailing Co., Ltd. (Retailing)†	70	42,460
GMO Payment Gateway Inc. (Software & Services)†	300	24,896
Hakuhodo DY Holdings Inc. (Media & Entertainment)†	9,090	93,557
Kakaku.com Inc. (Media & Entertainment)†	2,700	52,775
Keyence Corp. (Technology Hardware & Equipment)†	60	23,811
Komatsu Ltd. (Capital Goods)†	4,740	108,302
M3 Inc. (Health Care Equipment & Services)†	1,200	42,009
Makita Corp. (Capital Goods)†	3,900	95,184
MISUMI Group Inc. (Capital Goods)†	4,500	112,355
Nitori Holdings Co., Ltd. (Retailing)†	1,200	126,661
Recruit Holdings Co., Ltd. (Commercial & Professional Services)†	2,800	105,166
Rinnai Corp. (Consumer Durables & Apparel)†	1,100	83,750
Shimano Inc. (Consumer Durables & Apparel)†	600	101,382
Shionogi & Co., Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	1,600	82,028
Shiseido Co., Ltd. (Household & Personal Products)†	800	32,933
SMC Corp. (Capital Goods)†	160	79,184
Stanley Electric Co., Ltd. (Automobiles & Components)†	4,415	77,686
Sugi Holdings Co., Ltd. (Food & Staples Retailing)†	1,555	70,183
Sysmex Corp. (Health Care Equipment & Services)†	500	35,116
UT Group Co., Ltd. (Commercial & Professional Services)†	1,000	19,600
		1,704,524

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
Kazakhstan - 0.6%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	3,384	$31,652
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	657	34,565
		66,217
Mexico - 0.9%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	655	40,597
Grupo Financiero Banorte SAB de CV, Series O (Banks)	5,000	28,449
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	11,100	40,206
		109,252
Netherlands - 1.6%
Adyen NV (Software & Services)*^†	16	28,861
ASM International NV (Semiconductors & Semiconductor Equipment)†	172	52,975
ASML Holding NV, Reg S (Semiconductors & Semiconductor Equipment)	192	110,292
		192,128
Norway - 1.0%
Adevinta ASA (Media & Entertainment)*†	16,158	122,008
Panama - 0.2%
Copa Holdings SA, Class A (Transportation)*	404	27,157
Peru - 0.4%
Credicorp Ltd. (Banks)	323	41,796
Philippines - 2.7%
Bank of the Philippine Islands (Banks)†	27,440	46,343
BDO Unibank Inc. (Banks)†	18,870	40,989
International Container Terminal Services Inc. (Transportation)†	14,190	50,161
Jollibee Foods Corp. (Consumer Services)†	8,190	29,904
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	39,680	39,930
Security Bank Corp. (Banks)†	19,210	31,590
SM Prime Holdings Inc. (Real Estate)†	83,300	55,468
Universal Robina Corp. (Food Beverage & Tobacco)†	14,560	29,366
		323,751
Poland - 0.5%
Allegro.eu SA (Retailing)*^†	4,376	23,674
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Poland - 0.5% (continued)
ING Bank Slaski SA (Banks)†	878	$32,768
		56,442
Russia - 0.0%
LUKOIL PJSC (Energy)‡	603	—
Novatek PJSC - Sponsored GDR, Reg S (Energy)‡	190	—
Sberbank of Russia PJSC (Banks)*‡	13,556	—
Yandex NV, Class A (Media & Entertainment)*‡	541	—
		—
Saudi Arabia - 1.4%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	1,021	43,830
Jarir Marketing Co. (Retailing)†	724	31,438
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	648	42,479
Saudi National Bank (Banks)†	2,214	41,640
		159,387
Singapore - 1.9%
DBS Group Holdings Ltd. (Banks)†	4,814	109,955
Oversea-Chinese Banking Corp., Ltd. (Banks)†	14,038	118,839
		228,794
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	303	29,935
South Africa - 0.3%
Discovery Ltd. (Insurance)*†	4,148	32,041
South Korea - 1.4%
Amorepacific Corp. (Household & Personal Products)†	231	23,078
Cheil Worldwide Inc. (Media & Entertainment)†	2,148	37,842
Coway Co., Ltd. (Consumer Durables & Apparel)†	524	25,810
LG H&H Co., Ltd. (Household & Personal Products)†	43	25,868
NAVER Corp. (Media & Entertainment)†	111	22,255
NCSoft Corp. (Media & Entertainment)†	105	30,223
		165,076
Spain - 2.6%
Amadeus IT Group SA (Software & Services)*†	528	30,808
Banco Bilbao Vizcaya Argentaria SA (Banks)†	24,608	111,984

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
Spain - 2.6% (continued)
Banco Santander SA - Sponsored ADR (Banks)	34,683	$85,667
Bankinter SA (Banks)†	15,831	77,994
		306,453
Sweden - 5.3%
Alfa Laval AB (Capital Goods)†	2,478	74,476
Assa Abloy AB, Class B (Capital Goods)†	4,623	109,187
Atlas Copco AB, Class A (Capital Goods)†	3,992	46,667
Epiroc AB, Class A (Capital Goods)†	5,084	90,441
Evolution AB (Consumer Services)^†	1,144	111,360
Hexagon AB, Class B (Technology Hardware & Equipment)†	2,300	27,200
Intrum AB (Commercial & Professional Services)†	2,169	46,313
Skandinaviska Enskilda Banken AB, Class A (Banks)†	9,177	99,877
Thule Group AB (Consumer Durables & Apparel)^†	769	22,491
		628,012
Switzerland - 4.4%
Alcon Inc. (Health Care Equipment & Services)	1,774	138,532
Cie Financiere Richemont SA, Class A, Reg S (Consumer Durables & Apparel)†	470	56,864
Lonza Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	117	71,305
SGS SA, Reg S (Commercial & Professional Services)†	11	26,862
Sonova Holding AG, Reg S (Health Care Equipment & Services)†	124	44,721
Straumann Holding AG, Reg S (Health Care Equipment & Services)†	290	39,275
Tecan Group AG, Reg S (Pharmaceuticals, Biotechnology & Life Sciences)†	194	68,996
Temenos AG, Reg S (Software & Services)†	306	24,304
VAT Group AG (Capital Goods)^†	187	54,370
		525,229
Taiwan - 2.1%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	2,998	34,572
Airtac International Group (Capital Goods)*†	1,046	28,711
	Shares	Value
COMMON STOCKS - 96.2% (continued)
Taiwan - 2.1% (continued)
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	21,000	$38,435
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	2,000	27,439
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	9,000	32,822
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	1,000	18,731
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	4,000	68,502
		249,212
Thailand - 0.3%
SCB X pcl, Reg S (Banks)†	14,400	39,707
Turkey - 0.4%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	8,225	42,354
United Arab Emirates - 0.9%
Agthia Group PJSC (Food Beverage & Tobacco)†	23,110	33,531
Emaar Properties PJSC (Real Estate)†	47,766	71,719
		105,250
United Kingdom - 7.3%
Abcam plc (Pharmaceuticals, Biotechnology & Life Sciences)*†	4,498	66,970
Coca-Cola HBC AG - CDI (Food Beverage & Tobacco)*†	1,463	35,925
Compass Group plc (Consumer Services)†	1,711	40,159
Dechra Pharmaceuticals plc (Pharmaceuticals, Biotechnology & Life Sciences)†	555	24,976
Diploma plc (Capital Goods)†	3,481	116,912
Grafton Group plc (Capital Goods)†	5,899	60,850
Rathbones Group plc (Diversified Financials)†	2,788	61,616
Reckitt Benckiser Group plc (Household & Personal Products)†	736	59,749
Rightmove plc (Media & Entertainment)†	8,008	62,759
Rio Tinto plc (Materials)†	1,782	107,256
Shell plc - ADR (Energy)	2,073	110,657
Spirax-Sarco Engineering plc (Capital Goods)†	248	36,212

Harding, Loevner Funds, Inc.

International Equity Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 96.2% (continued)
United Kingdom - 7.3% (continued)
Standard Chartered plc (Banks)†	11,266	$77,737
		861,778
Total Common Stocks (Cost $11,538,095)		$11,365,951
PREFERRED STOCKS - 1.9%
Colombia - 0.3%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	1,364	39,515
Germany - 0.7%
Sartorius AG, 0.29% (Health Care Equipment & Services)+†	182	81,000
South Korea - 0.9%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.62% (Technology Hardware & Equipment)+†	94	101,796
Total Preferred Stocks (Cost $221,920)		$222,311
SHORT TERM INVESTMENTS - 2.1%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	254,330	254,330
Total Short Term Investments (Cost $254,330)		$254,330
Total Investments — 100.2%
(Cost $12,014,345)		$11,842,592
Liabilities Less Other Assets - (0.2)%		(22,354)
Net Assets — 100.0%		$11,820,238

Summary of Abbreviations
ADR	American Depositary Receipt
CDI	Chess Depositary Interest
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 4.5% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	2.7%
Banks	11.7
Capital Goods	15.2
Commercial & Professional Services	1.7
Consumer Durables & Apparel	4.6
Consumer Services	2.1
Diversified Financials	1.3
Energy	1.2
Food & Staples Retailing	3.5
Food Beverage & Tobacco	3.3
Health Care Equipment & Services	5.4
Household & Personal Products	1.5
Insurance	3.4
Materials	5.7
Media & Entertainment	5.4
Pharmaceuticals, Biotechnology & Life Sciences	8.1
Real Estate	1.2
Retailing	3.3
Semiconductors & Semiconductor Equipment	4.9
Software & Services	6.6
Technology Hardware & Equipment	2.4
Transportation	2.0
Utilities	0.9
Money Market Fund	2.1
Total Investments	100.2
Liabilities Less Other Assets	(0.2)
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9%
Bangladesh - 0.3%
Square Pharmaceuticals Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	10,847	$23,921
Brazil - 8.3%
Ambev SA - ADR (Food Beverage & Tobacco)	20,505	57,824
B3 SA - Brasil Bolsa Balcao (Diversified Financials)	45,400	97,309
Localiza Rent a Car SA (Transportation)	11,900	132,498
Magazine Luiza SA (Retailing)*	68,100	33,957
Raia Drogasil SA (Food & Staples Retailing)	14,100	57,173
WEG SA (Capital Goods)	12,500	67,742
XP Inc., Class A (Diversified Financials)*	6,130	129,343
		575,846
China - 31.5%
Baidu Inc., Class A (Media & Entertainment)*†	2,650	45,379
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	1,700	52,865
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	600	45,383
Country Garden Services Holdings Co., Ltd. (Real Estate)†	8,000	17,974
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	108,080	118,943
ENN Energy Holdings Ltd. (Utilities)†	4,400	72,025
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,739	33,592
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	8,400	40,910
Glodon Co., Ltd., Class A (Software & Services)†	3,400	23,416
Guangzhou Tinci Materials Technology Co., Ltd., Class A (Materials)†	15,400	119,879
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	30,400	97,711
Haitian International Holdings Ltd. (Capital Goods)†	15,000	36,090
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	3,900	40,615
	Shares	Value
COMMON STOCKS - 95.9% (continued)
China - 31.5% (continued)
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	4,810	$15,531
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	7,420	45,227
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	11,300	60,038
JD.com Inc., Class A (Retailing)†	3,252	96,836
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	6,480	33,978
Jiangsu Yanghe Brewery Joint-Stock Co., Ltd., Class A (Food Beverage & Tobacco)†	2,200	53,972
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	100	28,169
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,000	32,662
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	4,760	43,478
Meituan, Class B (Retailing)*^†	1,600	36,240
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	14,300	116,801
NetEase Inc. - ADR (Media & Entertainment)	648	60,251
Ping An Insurance Group Co. of China Ltd., Class H (Insurance)†	20,000	118,162
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	2,900	29,875
SF Holding Co., Ltd., Class A (Transportation)†	5,900	43,660
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	6,300	29,791
Shanghai International Airport Co., Ltd., Class A (Transportation)*†	4,500	34,462
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	4,800	47,081
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	3,000	31,729
Songcheng Performance Development Co., Ltd., Class A (Consumer Services)†	19,100	36,329

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
China - 31.5% (continued)
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	600	$34,722
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	2,700	36,709
TravelSky Technology Ltd., Class H (Software & Services)†	23,000	38,254
Trip.com Group Ltd. (Consumer Services)*†	2,161	55,697
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,400	37,089
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	3,727	51,757
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	6,000	57,409
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	9,600	29,742
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	14,200	68,559
ZTO Express Cayman Inc. - ADR (Transportation)	1,449	37,080
		2,186,072
Colombia - 0.2%
Cementos Argos SA (Materials)	15,277	13,898
Czech Republic - 0.5%
Komercni banka AS (Banks)†	706	17,821
Moneta Money Bank AS (Banks)^†	4,818	16,043
		33,864
Egypt - 0.4%
Commercial International Bank Egypt SAE - GDR, Reg S (Banks)†	15,603	28,792
Iceland - 0.2%
Marel HF (Capital Goods)^†	3,210	14,453
India - 8.9%
Asian Paints Ltd. (Materials)†	1,186	49,965
HDFC Bank Ltd. - ADR (Banks)	2,301	144,503
Hero MotoCorp Ltd. (Automobiles & Components)†	3,872	138,110
Housing Development Finance Corp., Ltd. (Banks)†	2,467	74,299
ICICI Bank Ltd. - Sponsored ADR (Banks)	4,058	84,325
	Shares	Value
COMMON STOCKS - 95.9% (continued)
India - 8.9% (continued)
Kotak Mahindra Bank Ltd. (Banks)†	1,950	$44,656
Max Financial Services Ltd. (Insurance)*†	1,683	18,301
Tata Consultancy Services Ltd. (Software & Services)†	1,502	62,767
		616,926
Indonesia - 2.9%
Astra International Tbk PT (Automobiles & Components)†	116,400	49,836
Bank Rakyat Indonesia Persero Tbk PT (Banks)†	512,200	151,044
		200,880
Kazakhstan - 0.5%
Halyk Savings Bank of Kazakhstan JSC - GDR, Reg S (Banks)*†	1,819	17,014
Kaspi.KZ JSC - GDR, Reg S (Diversified Financials)†	386	20,308
		37,322
Kenya - 0.2%
Safaricom plc (Telecommunication Services)†	62,300	15,742
Malaysia - 0.5%
Dialog Group Bhd. (Energy)†	63,800	31,718
Mexico - 4.3%
Fomento Economico Mexicano SAB de CV - Sponsored ADR (Food Beverage & Tobacco)	1,864	115,531
Grupo Financiero Banorte SAB de CV, Series O (Banks)	24,400	138,832
Wal-Mart de Mexico SAB de CV (Food & Staples Retailing)	13,300	48,175
		302,538
Morocco - 0.5%
Attijariwafa Bank (Banks)†	430	17,951
Itissalat Al-Maghrib (Telecommunication Services)†	1,491	17,265
		35,216
Pakistan - 0.2%
Oil & Gas Development Co., Ltd. (Energy)†	41,800	14,042
Panama - 0.6%
Copa Holdings SA, Class A (Transportation)*	607	40,803
Peru - 1.7%
Credicorp Ltd. (Banks)	907	117,366

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
Philippines - 4.0%
Bank of the Philippine Islands (Banks)†	13,720	$23,171
BDO Unibank Inc. (Banks)†	26,400	57,345
International Container Terminal Services Inc. (Transportation)†	18,410	65,078
Jollibee Foods Corp. (Consumer Services)†	6,330	23,113
Robinsons Retail Holdings Inc. (Food & Staples Retailing)†	16,410	16,514
Security Bank Corp. (Banks)†	10,700	17,596
SM Prime Holdings Inc. (Real Estate)†	88,800	59,131
Universal Robina Corp. (Food Beverage & Tobacco)†	8,270	16,679
		278,627
Poland - 0.7%
Allegro.eu SA (Retailing)*^†	5,182	28,034
ING Bank Slaski SA (Banks)†	505	18,848
		46,882
Romania - 0.7%
Banca Transilvania SA (Banks)†	43,429	17,755
Societatea Nationala de Gaze Naturale ROMGAZ SA (Energy)†	3,372	33,523
		51,278
Russia - 0.0%
LUKOIL PJSC (Energy)‡	1,738	—
Novatek PJSC - Sponsored GDR, Reg S (Energy)‡	531	—
Sberbank of Russia PJSC (Banks)*‡	34,876	—
Yandex NV, Class A (Media & Entertainment)*‡	941	—
		—
Saudi Arabia - 3.8%
Bupa Arabia for Cooperative Insurance Co. (Insurance)†	621	26,658
Jarir Marketing Co. (Retailing)†	1,292	56,102
Mouwasat Medical Services Co. (Health Care Equipment & Services)†	471	30,876
Saudi National Bank (Banks)†	7,879	148,185
		261,821
Slovenia - 0.3%
Krka dd Novo mesto (Pharmaceuticals, Biotechnology & Life Sciences)†	179	17,684
South Africa - 1.1%
Clicks Group Ltd. (Food & Staples Retailing)†	1,021	17,220
	Shares	Value
COMMON STOCKS - 95.9% (continued)
South Africa - 1.1% (continued)
Discovery Ltd. (Insurance)*†	7,600	$58,707
		75,927
South Korea - 6.5%
Amorepacific Corp. (Household & Personal Products)†	279	27,874
Cheil Worldwide Inc. (Media & Entertainment)†	3,865	68,091
Coway Co., Ltd. (Consumer Durables & Apparel)†	1,180	58,122
LG H&H Co., Ltd. (Household & Personal Products)†	116	69,783
NAVER Corp. (Media & Entertainment)†	567	113,682
NCSoft Corp. (Media & Entertainment)†	405	116,572
		454,124
Taiwan - 10.0%
Advantech Co., Ltd. (Technology Hardware & Equipment)†	5,499	63,413
Airtac International Group (Capital Goods)*†	3,800	104,303
ASPEED Technology Inc. (Semiconductors & Semiconductor Equipment)†	605	39,183
Chipbond Technology Corp. (Semiconductors & Semiconductor Equipment)†	31,000	56,737
Eclat Textile Co., Ltd. (Consumer Durables & Apparel)†	4,000	54,878
Hon Hai Precision Industry Co., Ltd. (Technology Hardware & Equipment)†	41,000	149,523
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	5,400	101,150
Taiwan Semiconductor Manufacturing Co., Ltd. (Semiconductors & Semiconductor Equipment)†	7,500	128,441
		697,628
Thailand - 2.1%
Bumrungrad Hospital pcl, Reg S (Health Care Equipment & Services)†	11,200	55,376
SCB X pcl, Reg S (Banks)†	32,000	88,237
		143,613
Turkey - 0.8%
BIM Birlesik Magazalar AS (Food & Staples Retailing)†	11,148	57,406
United Arab Emirates - 1.4%
Agthia Group PJSC (Food Beverage & Tobacco)†	13,882	20,142

Harding, Loevner Funds, Inc.

Emerging Markets Research Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 95.9% (continued)
United Arab Emirates - 1.4% (continued)
Emaar Properties PJSC (Real Estate)†	53,031	$79,624
		99,766
Vietnam - 2.8%
Bank for Foreign Trade of Vietnam JSC (Banks)†	19,446	62,326
Hoa Phat Group JSC (Materials)†	81,855	75,889
Saigon Beer Alcohol Beverage Corp. (Food Beverage & Tobacco)†	2,320	17,970
Vietnam Dairy Products JSC (Food Beverage & Tobacco)†	11,810	36,914
		193,099
Total Common Stocks (Cost $7,352,329)		$6,667,254
PREFERRED STOCKS - 2.4%
Colombia - 0.5%
Bancolombia SA - Sponsored ADR, 8.98% (Banks)+	1,139	32,997
South Korea - 1.9%
Samsung Electronics Co., Ltd. - GDR, Reg S, 2.62% (Technology Hardware & Equipment)+†	122	132,119
Total Preferred Stocks (Cost $154,675)		$165,116
SHORT TERM INVESTMENTS - 1.2%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	82,300	82,300
Total Short Term Investments (Cost $82,300)		$82,300
Total Investments — 99.5%
(Cost $7,589,304)		$6,914,670
Other Assets Less Liabilities - 0.5%		33,849
Net Assets — 100.0%		$6,948,519

Summary of Abbreviations
ADR	American Depositary Receipt
GDR	Global Depositary Receipt
Reg S	Security sold outside United States without registration under the Securities Act of 1933.
†	Investment categorized as level 2 security.
*	Non-income producing security.
^	Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 3.4% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.
‡	Investments categorized as level 3 security that is effectively valued at zero.
+	Current yield is disclosed. Dividends are calculated based on a percentage of the issuer’s net income.

Industry	Percentage of Net Assets
Automobiles & Components	3.3%
Banks	19.0
Capital Goods	6.5
Consumer Durables & Apparel	5.7
Consumer Services	1.6
Diversified Financials	3.6
Energy	1.2
Food & Staples Retailing	2.8
Food Beverage & Tobacco	6.9
Health Care Equipment & Services	1.7
Household & Personal Products	1.4
Insurance	3.2
Materials	4.1
Media & Entertainment	5.9
Pharmaceuticals, Biotechnology & Life Sciences	4.9
Real Estate	2.3
Retailing	4.4
Semiconductors & Semiconductor Equipment	5.8
Software & Services	2.2
Technology Hardware & Equipment	5.4
Telecommunication Services	0.4
Transportation	5.0
Utilities	1.0
Money Market Fund	1.2
Total Investments	99.5
Other Assets Less Liabilities	0.5
Net Assets	100.0%

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 99.1%
China - 83.3%
Alibaba Group Holding Ltd. (Retailing)*†	10,500	$118,630
ANTA Sports Products Ltd. (Consumer Durables & Apparel)†	5,500	60,947
Baidu Inc., Class A (Media & Entertainment)*†	3,258	55,791
China Tourism Group Duty Free Corp., Ltd., Class A (Retailing)†	4,100	127,499
Contemporary Amperex Technology Co., Ltd., Class A (Capital Goods)*†	1,300	98,329
Country Garden Services Holdings Co., Ltd. (Real Estate)†	14,000	31,454
CSPC Pharmaceutical Group Ltd. (Pharmaceuticals, Biotechnology & Life Sciences)†	72,000	79,237
ENN Energy Holdings Ltd. (Utilities)†	5,100	83,483
Foshan Haitian Flavouring & Food Co., Ltd., Class A (Food Beverage & Tobacco)†	2,999	36,781
Fuyao Glass Industry Group Co., Ltd., Class H (Automobiles & Components)^†	9,200	44,806
Haier Smart Home Co., Ltd., Class H (Consumer Durables & Apparel)†	16,400	52,712
Haitian International Holdings Ltd. (Capital Goods)†	33,020	79,446
Hangzhou Tigermed Consulting Co., Ltd., Class H (Pharmaceuticals, Biotechnology & Life Sciences)^†	6,800	70,815
Hefei Meiya Optoelectronic Technology Inc., Class A (Capital Goods)†	19,480	62,898
Hongfa Technology Co., Ltd., Class A (Capital Goods)†	6,580	40,107
Inner Mongolia Yili Industrial Group Co., Ltd., Class A (Food Beverage & Tobacco)†	15,600	82,884
JD.com Inc., Class A (Retailing)†	3,771	112,290
Jiangsu Hengrui Medicine Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,540	44,780
Kweichow Moutai Co., Ltd., Class A (Food Beverage & Tobacco)†	300	84,508
Li Ning Co., Ltd. (Consumer Durables & Apparel)†	4,500	36,744
	Shares	Value
COMMON STOCKS - 99.1% (continued)
China - 83.3% (continued)
LONGi Green Energy Technology Co., Ltd., Class A (Semiconductors & Semiconductor Equipment)†	11,760	$107,415
Midea Group Co., Ltd., Class A (Consumer Durables & Apparel)†	11,300	92,297
NetEase Inc. (Media & Entertainment)†	4,100	76,181
Qingdao Haier Biomedical Co., Ltd., Class A (Health Care Equipment & Services)†	4,000	41,208
Sangfor Technologies Inc., Class A (Software & Services)†	1,529	21,878
SF Holding Co., Ltd., Class A (Transportation)†	8,800	65,120
Shandong Sinocera Functional Material Co., Ltd., Class A (Materials)†	8,300	39,248
Shenzhen Inovance Technology Co., Ltd., Class A (Capital Goods)†	11,000	107,893
Shenzhou International Group Holdings Ltd. (Consumer Durables & Apparel)†	7,000	74,034
StarPower Semiconductor Ltd., Class A (Semiconductors & Semiconductor Equipment)†	800	46,296
Sunny Optical Technology Group Co., Ltd. (Technology Hardware & Equipment)†	4,800	65,260
Tencent Holdings Ltd. (Media & Entertainment)†	4,200	165,219
TravelSky Technology Ltd., Class H (Software & Services)†	56,000	93,141
Trip.com Group Ltd. (Consumer Services)*†	1,996	51,445
Wuliangye Yibin Co., Ltd., Class A (Food Beverage & Tobacco)†	1,500	39,738
WuXi AppTec Co., Ltd., Class A (Pharmaceuticals, Biotechnology & Life Sciences)†	8,360	116,097
Wuxi Biologics Cayman Inc. (Pharmaceuticals, Biotechnology & Life Sciences)*^†	15,500	148,306
Yonyou Network Technology Co., Ltd., Class A (Software & Services)†	17,300	53,597
Zhejiang Sanhua Intelligent Controls Co., Ltd., Class A (Capital Goods)†	32,300	155,948

Harding, Loevner Funds, Inc.

Chinese Equity Portfolio
Portfolio of Investments (continued)
July 31, 2022(unaudited)

	Shares	Value
COMMON STOCKS - 99.1% (continued)
China - 83.3% (continued)
Zhejiang Shuanghuan Driveline Co., Ltd., Class A (Automobiles & Components)†	11,300	$66,397
		3,030,859
Hong Kong - 10.5%
AIA Group Ltd. (Insurance)†	13,000	131,207
ASMPT Ltd. (Semiconductors & Semiconductor Equipment)†	4,100	32,746
Budweiser Brewing Co. APAC Ltd. (Food Beverage & Tobacco)^†	14,200	39,507
Hong Kong Exchanges & Clearing Ltd. (Diversified Financials)†	1,900	87,266
Techtronic Industries Co., Ltd. (Capital Goods)†	8,000	89,273
		379,999
Taiwan - 5.3%
Airtac International Group (Capital Goods)*†	4,300	118,026
Silergy Corp. (Semiconductors & Semiconductor Equipment)†	4,000	74,926
		192,952
Total Common Stocks (Cost $4,607,561)		$3,603,810
SHORT TERM INVESTMENTS - 1.3%
Northern Institutional Funds - Treasury Portfolio (Premier Shares), 1.58% (Money Market Funds)	46,504	46,504
Total Short Term Investments (Cost $46,504)		$46,504
Total Investments — 100.4%
(Cost $4,654,065)		$3,650,314
Liabilities Less Other Assets - (0.4)%		(13,114)
Net Assets — 100.0%		$3,637,200

* Non-income producing security.
† Investment categorized as level 2 security.
^ Security exempt from registration pursuant to Rule 144A of the Securities Act of 1933. These securities, which represent 8.3% of net assets as of July 31, 2022, are considered liquid and may be resold in transactions exempt from registration, normally to qualified buyers.

Industry	Percentage of Net Assets
Automobiles & Components	3.0%
Capital Goods	20.7
Consumer Durables & Apparel	8.6
Consumer Services	1.4
Diversified Financials	2.4
Food Beverage & Tobacco	7.8
Health Care Equipment & Services	1.1
Insurance	3.6
Materials	1.1
Media & Entertainment	8.1
Pharmaceuticals, Biotechnology & Life Sciences	12.6
Real Estate	0.9
Retailing	9.9
Semiconductors & Semiconductor Equipment	7.3
Software & Services	4.7
Technology Hardware & Equipment	1.8
Transportation	1.8
Utilities	2.3
Money Market Fund	1.3
Total Investments	100.4
Liabilities Less Other Assets	(0.4)
Net Assets	100.0%